FINANCIAL INSTRUMENTS (Tables)	6 Months Ended
Jun. 30, 2022
Fair Value Disclosures [Abstract]
Summary of interest rate swaps not designated as hedges	The interest rate swaps are not designated as hedges and are summarized as of June 30, 2022 as follows:

Notional Amount	Inception Date	Maturity Date	Fixed Interest Rate
($000s)
150,000	February 2016	February 2026	2.1970%
100,000	March 2020	March 2027	0.9750%
50,000	March 2020	March 2027	0.6000%
100,000	March 2020	March 2025	0.9000%
100,000	April 2020	April 2027	0.5970%
50,000	April 2020	April 2025	0.5000%
550,000

Carrying value and estimated fair value of financial instruments
The carrying value and estimated fair value of the Company's financial assets and liabilities as of June 30, 2022 and December 31, 2021 are as follows:

	2022		2021
(in thousands of $)	Carrying Value	Fair Value	Carrying Value	Fair Value
Assets:
Cash and cash equivalents	119,811	119,811	113,073	113,073
Marketable securities	166,187	166,187	2,435	2,435
Derivative instruments receivable	39,352	39,352	9,675	9,675
Liabilities:
Floating rate debt	2,141,547	2,141,547	2,130,812	2,130,812
Fixed rate debt	209,700	207,684	209,700	206,552
Derivative instruments payable	—	—	5,673	5,673

Financial assets and liabilities measured at fair value on recurring basis
The estimated fair value of financial assets and liabilities as of June 30, 2022 are as follows:

(in thousands of $)	Fair Value	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	119,811	119,811	—	—
Marketable securities	166,187	166,187	—	—
Derivative instruments receivable	39,352	—	39,352	—
Liabilities:
Floating rate debt	2,141,547	—	2,141,547	—
Fixed rate debt	207,684	—	—	207,684
The estimated fair value of financial assets and liabilities as of December 31, 2021 are as follows:

(in thousands of $)	Fair Value	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	113,073	113,073	—	—
Marketable securities	2,435	2,435		—
Derivative instruments receivable	9,675	—	9,675	—
Liabilities:
Floating rate debt	2,130,812	—	2,130,812	—
Fixed rate debt	206,552	—		206,552
Derivative instruments payable	5,673	—	5,673	—